Parent Company Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Financial Information [Text Block]

Note 27 – Parent Company Financial Information

Following are condensed statements of the parent company:

Statements of Condition	Year Ended December 31
(Dollars in thousands)	2014	2013
Assets:
Cash	$167,562	$81,271
Interest-bearing cash	-	15,800
Securities available-for-sale	2,634	1,643
Notes receivable	3,460	3,610
Allowance for loan losses	(925)	(925)
Investments in subsidiaries:
Bank	3,066,534	3,040,499
Non-bank	17,870	18,044
Other assets	195,898	207,498
Total assets	$3,453,033	$3,367,440
Liabilities and equity:
Other short-term borrowings	$3,000	$-
Accrued employee benefits and other liabilities	138,233	158,091
Term borrowings	720,832	708,598
Total liabilities	862,065	866,689
Total equity	2,590,968	2,500,751
Total liabilities and equity	$3,453,033	$3,367,440

Statements of Income	Year Ended December 31
(Dollars in thousands)	2014	2013	2012
Dividend income:
Bank	$180,000	$180,000	$100,000
Non-bank	446	957	390
Total dividend income	180,446	180,957	100,390
Interest income	2	125	329
Other income	6,265	3,468	1,050
Total income	186,713	184,550	101,769
Provision/(provision credit) for loan losses	-	(925)	(1,850)
Interest expense:
Short-term debt	9	20	50
Term borrowings	23,808	24,058	24,365
Total interest expense	23,817	24,078	24,415
Compensation, employee benefits and other expense	30,400	37,490	40,286
Total expense	54,217	60,643	62,851
Income/(loss) before income taxes	132,496	123,907	38,918
Income tax benefit	(20,599)	(20,897)	(23,653)
Income/(loss) before equity in undistributed net income of subsidiaries	153,095	144,804	62,571
Equity in undistributed net income/(loss) of subsidiaries:
Bank	65,840	(114,902)	(90,769)
Non-bank	588	(300)	439
Net income/(loss) attributable to the controlling interest	$219,523	$29,602	$(27,759)

Statements of Cash Flows	Year Ended December 31
(Dollars in thousands)	2014	2013	2012
Operating activities:
Net income/(loss)	$219,523	$29,602	$(27,759)
Less undistributed net income/(loss) of subsidiaries	66,428	(115,202)	(90,330)
Income/(loss) before undistributed net income of subsidiaries	153,095	144,804	62,571
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	(390)	(1,314)	(2,335)
Loss on securities	(5,736)	(2,182)	-
Stock-based compensation expense	11,351	16,144	16,201
Net (increase)/decrease in interest receivable and other assets	(1,836)	(4,959)	(14,945)
Net (decrease)/increase in interest payable and other liabilities	1,505	8,626	1,599
Total adjustments	4,894	16,315	520
Net cash provided/(used) by operating activities	157,989	161,119	63,091
Investing activities:
Securities:
Sales and prepayments	4,693	599	512
Purchases	(40)	(120)	(180)
Premises and equipment:
Purchases	(20)	(63)	(225)
Decrease/(increase) in interest-bearing cash	15,800	64,200	85,000
Return on investment in subsidiary	150	90	-
Net cash provided/(used) by investing activities	20,583	64,706	85,107
Financing activities:
Preferred stock:
Proceeds from issuance of preferred stock	-	95,624	-
Cash dividends	(6,200)	(4,288)	-
Common stock:
Exercise of stock options	1,864	651	144
Cash dividends	(47,366)	(38,229)	(10,066)
Repurchase of shares	(43,579)	(91,533)	(133,757)
Term borrowings:
Repayment of term borrowings	-	(100,000)	-
Increase/(decrease) in short-term borrowings	3,000	(27,200)	(900)
Other	-	-	(14)
Net cash (used)/provided by financing activities	(92,281)	(164,975)	(144,593)
Net increase/(decrease) in cash and cash equivalents	86,291	60,850	3,605
Cash and cash equivalents at beginning of year	81,271	20,421	16,816
Cash and cash equivalents at end of year	$167,562	$81,271	$20,421
Total interest paid	$23,282	$24,102	$23,858
Total income taxes paid	17,053	31,075	10,671